Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,824,095.87
Previously Paid Amount	17,928.71
Total Fee Amount	17,928.71
Total Offset Amount	0.00
Net Fee	$ 0.00